LOANS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans
Total loans	$ 502,940,000	$ 455,555,000	$ 502,940,000	$ 455,555,000	$ 483,832,000	$ 449,177,000	$ 401,246,000
Changes in the allowance for loan losses
Balance at beginning of period	4,883,000	5,037,000	4,661,000	5,218,000	5,218,000	5,251,000	6,613,000
Loans charged off	(33,000)	(36,000)	(115,000)	(616,000)	(2,432,000)	(1,256,000)	(3,800,000)
Recoveries on loans previously charged off	56,000	76,000	177,000	100,000	200,000	278,000	138,000
Provision	191,000	100,000	374,000	475,000	1,675,000	945,000	2,300,000
Balance at end of period	5,097,000	5,177,000	5,097,000	5,177,000	4,661,000	5,218,000	5,251,000
Net recoveries			62,000
Net charge off				516,000	2,232,000	978,000	3,662,000
Net charge off as percentage of average loans outstanding				1.10%	0.48%	0.23%	0.94%
Commercial real estate
Loans
Total loans	274,500,000	243,363,000	274,500,000	243,363,000	268,809,000	244,966,000	199,201,000
Changes in the allowance for loan losses
Balance at beginning of period	1,756,000	2,964,000	1,849,000	3,267,000	3,267,000	2,823,000	3,460,000
Loans charged off		(21,000)	(1,000)	(456,000)	(1,539,000)	(729,000)	(2,267,000)
Recoveries on loans previously charged off	20,000	29,000	74,000	41,000	92,000	52,000	32,000
Provision	(146,000)	(311,000)	(292,000)	(191,000)	29,000	1,121,000	1,598,000
Balance at end of period	1,630,000	2,661,000	1,630,000	2,661,000	1,849,000	3,267,000	2,823,000
Commercial, financial, and agricultural
Loans
Total loans	89,515,000	84,145,000	89,515,000	84,145,000	79,655,000	80,646,000	92,269,000
Changes in the allowance for loan losses
Balance at beginning of period	1,572,000	847,000	1,378,000	692,000	692,000	1,079,000	1,018,000
Loans charged off	(3,000)	(4,000)	(65,000)	(76,000)	(632,000)	(40,000)	(579,000)
Recoveries on loans previously charged off	15,000	30,000	59,000	33,000	56,000	201,000	21,000
Provision	85,000	217,000	297,000	441,000	1,262,000	(548,000)	619,000
Balance at end of period	1,669,000	1,090,000	1,669,000	1,090,000	1,378,000	692,000	1,079,000
One to four family residential real estate
Loans
Total loans	105,868,000	94,254,000	105,868,000	94,254,000	103,768,000	87,948,000	77,332,000
Changes in the allowance for loan losses
Balance at beginning of period	391,000	990,000	516,000	980,000	980,000	1,114,000	1,622,000
Loans charged off	(13,000)	(6,000)	(16,000)	(13,000)	(141,000)	(399,000)	(490,000)
Recoveries on loans previously charged off	8,000	6,000	14,000	11,000	26,000	7,000	1,000
Provision	(41,000)	(113,000)	(169,000)	(101,000)	(349,000)	258,000	(19,000)
Balance at end of period	345,000	877,000	345,000	877,000	516,000	980,000	1,114,000
Consumer construction
Loans
Total loans	7,464,000	4,305,000	7,464,000	4,305,000	6,895,000	7,465,000	5,774,000
Changes in the allowance for loan losses
Balance at beginning of period	16,000		25,000
Recoveries on loans previously charged off					2,000
Provision	(1,000)		(10,000)		23,000
Balance at end of period	15,000		15,000		25,000
Commercial construction
Loans
Total loans	10,550,000	16,053,000	10,550,000	16,053,000	10,904,000	17,229,000	19,745,000
Changes in the allowance for loan losses
Balance at beginning of period	41,000	118,000	80,000	125,000	125,000	207,000	389,000
Loans charged off						(6,000)	(412,000)
Recoveries on loans previously charged off	3,000	1,000	6,000	2,000	2,000		75,000
Provision	(4,000)	(22,000)	(46,000)	(30,000)	(47,000)	(76,000)	155,000
Balance at end of period	40,000	97,000	40,000	97,000	80,000	125,000	207,000
Consumer
Loans
Total loans	15,043,000	13,435,000	15,043,000	13,435,000	13,801,000	10,923,000	6,925,000
Changes in the allowance for loan losses
Balance at beginning of period	114,000	13,000	148,000
Loans charged off	(17,000)	(5,000)	(33,000)	(71,000)	(120,000)	(82,000)	(52,000)
Recoveries on loans previously charged off	10,000	10,000	24,000	13,000	22,000	18,000	9,000
Provision	4,000	(5,000)	(28,000)	71,000	246,000	64,000	43,000
Balance at end of period	$ 111,000	$ 13,000	$ 111,000	$ 13,000	$ 148,000